Revision of Previously-Issued Financial Statements (Details) - Schedule of condensed statement of cash flows - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Net Income (Loss)	$ 170,155		$ 1,295,281			$ 5,982,340	$ 5,128,650
Accounts payable and accrued expenses	$ 974,222		$ 819,534			$ 2,278,574	$ 2,579,641
Previously Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net Income (Loss)		$ 2,025,986		$ 3,321,266	$ 6,726,111
Accounts payable and accrued expenses				884,539	226,411
Adjusted [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net Income (Loss)		205,869		205,869	205,869
Accounts payable and accrued expenses				(205,869)	(205,869)
As Restated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net Income (Loss)		$ 2,231,855		3,527,135	6,931,980
Accounts payable and accrued expenses				$ 678,670	$ 20,542